Fair value of financial instruments	6 Months Ended
Jun. 30, 2019
Fair value of financial instruments
Fair value of financial instruments

7. Fair value of financial instruments

This section should be read in conjunction with Note 18, Fair value of financial instruments of the Barclays Bank PLC Annual Report 2018 and Note 1, Basis of preparation on pages [19 to 20], which provides more detail about accounting policies adopted, valuation methodologies used in calculating fair value and the valuation control framework which governs oversight of valuations. There have been no changes in the accounting policies adopted or the valuation methodologies used.

Valuation

The following table shows Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.19	£m	£m	£m	£m
Trading portfolio assets	58,369	58,108	3,548	120,025
Financial assets at fair value through the income statement	10,586	141,970	3,687	156,243
Derivative financial instruments	6,004	232,717	5,701	244,422
Financial assets at fair value through other comprehensive income	19,113	36,573	170	55,856
Investment property	-	-	8	8
Total assets	94,072	469,368	13,114	576,554

Trading portfolio liabilities	(24,439)	(16,890)	(6)	(41,335)
Financial liabilities designated at fair value	(98)	(229,493)	(284)	(229,875)
Derivative financial instruments	(5,728)	(232,477)	(4,799)	(243,004)
Total liabilities	(30,265)	(478,860)	(5,089)	(514,214)

As at 31.12.18
Trading portfolio assets	51,029	49,396	3,613	104,038
Financial assets at fair value through the income statement	8,918	131,682	4,650	145,250
Derivative financial instruments	6,813	210,655	5,215	222,683
Financial assets at fair value through other comprehensive income	15,751	28,888	355	44,994
Investment property	-	-	9	9
Total assets	82,511	420,621	13,842	516,974

Trading portfolio liabilities	(19,401)	(17,210)	(3)	(36,614)
Financial liabilities designated at fair value	(76)	(217,404)	(261)	(217,741)
Derivative financial liabilities	(6,152)	(208,697)	(4,743)	(219,592)
Total liabilities	(25,629)	(443,311)	(5,007)	(473,947)

The following table shows Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and product type:

	Assets			Liabilities
	Valuation technique using			Valuation technique using
	Quotedmarket prices(Level 1)	Observableinputs(Level 2)	Significantunobservableinputs(Level 3)	Quotedmarket prices(Level 1)	Observableinputs(Level 2)	Significantunobservableinputs(Level 3)
As at 30.06.19	£m	£m	£m	£m	£m	£m
Interest rate derivatives	-	152,892	2,320	-	(145,912)	(2,071)
Foreign exchange derivatives	-	56,187	209	-	(57,976)	(289)
Credit derivatives	-	11,565	1,448	-	(11,626)	(369)
Equity derivatives	6,004	10,871	1,711	(5,728)	(15,801)	(2,057)
Commodity derivatives	-	1,202	13	-	(1,162)	(13)
Government and government sponsored debt	46,619	56,909	2	(11,321)	(11,755)	-
Corporate debt	-	18,827	616	-	(5,671)	(6)
Certificates of deposit, commercial paper and other money market instruments	-	554	-	-	(7,939)	(21)
Margin lending	-	15,306	-	-	(23,860)	-
Reverse repurchase and repurchase agreements	-	123,464	13	-	(148,870)	-
Non-asset backed loans	-	7,349	4,071	-	-	-
Asset backed securities	-	3,157	669	-	(28)	-
Issued debt	-	-	-	-	(47,402)	(263)
Equity cash products	41,347	10,190	357	(13,118)	(804)	-
Private equity investments	4	-	185	-	-	-
Other[1]	98	895	1,500	(98)	(54)	-
Total	94,072	469,368	13,114	(30,265)	(478,860)	(5,089)

As at 31.12.18
Interest rate derivatives	-	122,975	2,478	-	(118,231)	(2,456)
Foreign exchange derivatives	-	63,960	192	-	(63,897)	(185)
Credit derivatives	-	9,374	1,381	-	(9,188)	(331)
Equity derivatives	6,813	12,933	1,136	(6,152)	(16,001)	(1,743)
Commodity derivatives	-	1,413	28	-	(1,380)	(28)
Government and government sponsored debt	38,910	47,882	14	(8,143)	(11,154)	-
Corporate debt	-	14,529	456	-	(5,085)	-
Certificates of deposit, commercial paper and other money market instruments	-	1,135	-	-	(8,556)	(10)
Margin lending	-	10,388	-	-	(26,875)	-
Reverse repurchase and repurchase agreements	-	118,623	768	-	(139,361)	-
Non-asset backed loans	-	7,378	4,452	-	-	-
Asset backed securities	-	2,265	688	-	(245)	-
Issued debt	-	-	-	-	(42,104)	(251)
Equity cash products	36,705	7,195	698	(11,258)	(1,181)	(3)
Private equity investments	7	-	190	-	-	-
Other[1]	76	571	1,361	(76)	(53)	-
Total	82,511	420,621	13,842	(25,629)	(443,311)	(5,007)

  Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, physical commodities and investment property.

Assets and liabilities reclassified between Level 1 and Level 2

During the period, there were no material transfers between Level 1 and Level 2 (period ended December 2018: no material transfers between Level 1 and Level 2).

Level 3 movement analysis

The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the year.

Asset and liability moves between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
		Purchases	Sales	Issues	Settlements	Total gains and losses in the period recognised in the income statement		Transfers		As at 30.06.19
	As at 01.01.19					Trading income	Other income	In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	14	2	-	-	-	-	-	-	(14)	2
Corporate debt	388	70	(24)	-	(31)	14	-	32	(74)	375
Non-asset backed loans	2,263	1,235	(1,260)	-	(19)	12	-	19	(90)	2,160
Asset backed securities	664	81	(127)	-	-	5	-	16	(29)	610
Equity cash products	136	48	(13)	-	-	(2)	-	116	(20)	265
Other	148	-	-	-	(1)	(10)	-	-	(1)	136
Trading portfolio assets	3,613	1,436	(1,424)	-	(51)	19	-	183	(228)	3,548

Non-asset backed loans	1,836	2	-	-	(132)	70	-	-	(1)	1,775
Equity cash products	559	9	-	-	(10)	4	178	-	-	740
Private equity investments	191	4	(3)	-	(1)	-	(6)	-	-	185
Other	2,064	2,334	(2,619)	-	(2)	17	9	24	(840)	987
Financial assets at fair value through the income statement	4,650	2,349	(2,622)	-	(145)	91	181	24	(841)	3,687

Non-asset backed loans	353	48	-	-	(55)	-	-	-	(218)	128
Asset backed securities	-	40	-	-	-	-	-	-	-	40
Equity cash products	2	-	-	-	-	-	-	-	-	2
Financial assets at fair value through other comprehensive income	355	88	-	-	(55)	-	-	-	(218)	170

Investment property	9	-	-	-	-	-	(1)	-	-	8

Trading portfolio liabilities	(3)	-	-	-	-	2	-	(5)	-	(6)

Certificates of deposit,commercial paper and othermoney market instruments	(10)	-	-	-	1	-	(1)	(11)	-	(21)
Issued debt	(251)	-	-	(16)	1	5	-	(3)	1	(263)
Financial liabilitiesdesignated at fair value	(261)	-	-	(16)	2	5	(1)	(14)	1	(284)

Interest rate derivatives	22	(3)	-	-	76	116	-	(107)	145	249
Foreign exchange derivatives	7	-	-	-	(12)	(41)	-	(51)	17	(80)
Credit derivatives	1,050	(63)	4	-	(3)	86	-	2	3	1,079
Equity derivatives	(607)	(122)	(5)	-	23	89	-	(16)	292	(346)
Commodity derivatives	-	-	-	-	-	-	-	-	-	-
Net derivative financial instruments[1]	472	(188)	(1)	-	84	250	-	(172)	457	902

Total	8,835	3,685	(4,047)	(16)	(165)	367	179	16	(829)	8,025

Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £5,701m and derivative financial liabilities were £4,799m.

Level 3 movement analysis
		Purchases	Sales	Issues	Settle-ments	Total gains and losses in the period recognised in the income statement		Transfers		As at 30.06.18
	As at 01.01.18					Trading income	Other income	In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	49	11	-	-	-	-	-	-	(35)	25
Corporate debt	871	35	(17)	-	(23)	6	-	15	(6)	881
Non-asset backed loans	166	2,239	(239)	-	-	2	-	11	(6)	2,173
Asset backed securities	627	100	(99)	-	-	(11)	-	5	(30)	592
Equity cash products	68	-	(7)	-	-	35	-	75	(52)	119
Other	196	4	(4)	-	(10)	(21)	-	24	(138)	51
Trading portfolio assets	1,977	2,389	(366)	-	(33)	11	-	130	(267)	3,841

Non-asset backed loans	6,073	16	(4,432)	-	(238)	4	-	-	(4)	1,419
Equity cash products	8	11	-	-	-	-	-	-	-	19
Private equity investments	688	295	(37)	-	-	-	53	-	(14)	985
Other	750	2,359	(1,967)	-	-	4	110	-	-	1,256
Financial assets at fair value through the income statement	7,519	2,681	(6,436)	-	(238)	8	163	-	(18)	3,679

Equity cash products	36	-	(17)	-	-	-	-	-	(18)	1
Private equity investments	129	-	(12)	-	-	-	-	-	(14)	103
Other	40	-	(39)	-	-	-	-	-	-	1
Financial assets at fair value through other comprehensive income	205	-	(68)	-	-	-	-	-	(32)	105

Investment property	116	-	(104)	-	(5)	-	4	-	-	11

Trading portfolio liabilities	(4)	-	2	-	-	-	-	2	-	-
							-
Certificates of deposit, commercial paper and other money market instruments	(250)	-	202	-	-	-	-	-	-	(48)
Issued debt	(214)	-	-	(4)	4	19	-	(219)	125	(289)
Other	(16)	-	16	-	2	-	(2)	-	-	-
Financial liabilities designated at fair value	(480)	-	218	(4)	6	19	(2)	(219)	125	(337)

Interest rate derivatives	(150)	-	-	-	96	(46)	-	(343)	58	(385)
Foreign exchange derivatives	37	-	-	-	(17)	(30)	-	8	(18)	(20)
Credit derivatives	1,146	2	3	-	(15)	(210)	-	1	(2)	925
Equity derivatives	(896)	22	(431)	-	221	129	-	33	175	(747)
Net derivative financial instruments[1]	137	24	(428)	-	285	(157)	-	(301)	213	(227)

Total	9,470	5,094	(7,182)	(4)	15	(119)	165	(388)	21	7,072

Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £5,066m and derivative financial liabilities were £5,293m.

Unrealised gains and losses on Level 3 financial assets and liabilities

The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Half year ended 30.06.19			Half year ended 30.06.18
	Income statement		Total	Income statement		Total
	Trading income	Other income		Trading income	Other income
	£m	£m	£m	£m	£m	£m
Trading portfolio assets	21	-	21	(3)	-	(3)
Financial assets at fair value through the income statement	75	178	253	7	116	123
Investment properties	-	(1)	(1)	-	-	-
Trading portfolio liabilities	2	-	2	-	-	-
Financial liabilities designated at fair value	6	-	6	18	-	18
Net derivative financial instruments	212	-	212	(155)	-	(155)
Total	316	177	493	(133)	116	(17)

Valuation techniques and sensitivity analysis

Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models.

Sensitivity analysis of valuations using unobservable inputs
	As at 30.06.19		As at 31.12.18
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	£m	£m	£m	£m
Interest rate derivatives	52	(118)	80	(162)
Foreign exchange derivatives	11	(14)	7	(10)
Credit derivatives	125	(79)	126	(73)
Equity derivatives	107	(108)	110	(112)
Commodity derivatives	1	(1)	1	(1)
Corporate debt	12	(10)	10	(2)
Non-asset backed loans	138	(241)	141	(210)
Equity cash products	130	(173)	121	(155)
Private equity investments	6	(7)	-	(10)
Other[1]	2	(2)	2	(2)
Total	584	(753)	598	(737)

Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, physical commodities and investment property.

The effect of stressing unobservable inputs to a range of reasonably possible alternatives alongside considering the impact of using alternative models, would be to increase fair values by up to £584m (December 2018: £598m) or to decrease fair values by up to £753m (December 2018: £737m) with all the effect impacting profit and loss.

Significant unobservable inputs

The valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 are consistent with Note 18, Fair value of financial instruments in the Barclays Bank PLC Annual Report 2018. The description of the significant unobservable inputs and the sensitivity of fair value measurement of the instruments categorised as Level 3 assets or liabilities to increases in significant unobservable inputs is also found in Note 18, Fair value of financial instruments of the Barclays Bank PLC Annual Report 2018.

Fair value adjustments

Key balance sheet valuation adjustments are quantified below:

	As at	As at
	30.06.19	31.12.18
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(448)	(451)
Uncollateralised derivative funding	(60)	(47)
Derivative credit valuation adjustments	(149)	(125)
Derivative debit valuation adjustments	192	237

  Uncollateralised derivative funding increased by £13m to £60m as a result of changes in underlying derivative exposures
  Derivative credit valuation adjustments increased by £24m to £149m as a result of changes in underlying derivative exposures
  Derivative debit valuation adjustments decreased by £45m to £192m as a result of tightening in Barclays’ credit spreads

Portfolio exemption

Barclays Bank Group uses the portfolio exemption in IFRS 13, Fair Value Measurement to measure the fair value of groups of financial assets and liabilities. Instruments are measured using the price that would be received to sell a net long position (i.e. an asset) for a particular risk exposure or to transfer a net short position (i.e. a liability) for a particular risk exposure in an orderly transaction between market participants at the balance sheet date under current market conditions. Accordingly, the Barclays Bank Group measures the fair value of the group of financial assets and liabilities consistently with how market participants would price the net risk exposure at the measurement date.

Unrecognised gains as a result of the use of valuation models using unobservable inputs

The amount that has yet to be recognised in income that relates to the difference between the transaction price (the fair value at initial recognition) and the amount that would have arisen had valuation models using unobservable inputs been used on initial recognition, less amounts subsequently recognised, is £106m (December 2018: £127m) for financial instruments measured at fair value and £32m (December 2018: £31m) for financial instruments carried at amortised cost. The decrease in financial instruments measured at fair value of £21m (December 2018: £32m increase) was driven by additions of £23m (December 2018: £65m) offset by a transfer out of £nil (December 2018: £15m) to Barclays Bank UK PLC and £44m (December 2018: £18m) of amortisation and releases.  The increase of £1m (December 2018: £222m decrease) in financial instruments carried at amortised cost was driven by the transfer out of £nil (December 2018: £222m) to Barclays Bank UK PLC and £nil (December 2018: £2m) of amortisation and releases offset by additions of £1m (December 2018: £2m).

Third party credit enhancements

Structured and brokered certificates of deposit issued by Barclays Bank Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that the Barclays Bank Group and other banks pay for deposit insurance coverage. The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third party credit enhancement. The on-balance sheet value of these brokered certificates of deposit amounted to £4,452m (December 2018: £4,797m).

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value

Valuation methodologies employed in calculating the fair value of financial assets and liabilities measured at amortised cost are consistent with the Barclays Bank PLC Annual Report 2018 disclosure.

The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Barclays Bank Group’s balance sheet:

	As at 30.06.19		As at 31.12.18
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Loans and advances at amortised cost
- Home loans	12,818	12,242	13,160	12,592
- Credit cards, unsecured loans and other retail lending	34,035	34,951	31,921	33,115
- Finance lease receivables	2,035	2,178	1,886	2,057
- Corporate loans	95,776	95,053	89,992	89,671
Reverse repurchase agreements and other similar secured lending	7,865	7,865	1,613	1,613

Financial liabilities
Deposits at amortised cost
- Banks	(19,579)	(19,579)	(15,569)	(15,569)
- Current and demand accounts	(78,961)	(78,961)	(77,264)	(77,264)
- Savings accounts	(27,008)	(27,008)	(26,980)	(26,980)
- Other time deposits	(89,577)	(89,569)	(79,524)	(79,524)
Repurchase agreements and other similar secured borrowing	(5,992)	(5,992)	(7,378)	(7,378)
Debt securities in issue	(42,251)	(42,247)	(39,063)	(39,083)
Subordinated liabilities	(36,368)	(36,905)	(35,327)	(36,174)